Debentures and Long-term Loans from Financial Institutions (Schedule of Movement in liabilities) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about borrowings [line items]
Balance as at January 1, 2017	₪ 863
Changes from financing cash flows
Cash received	(200)
Cash paid	1,043
Net cash from (used in) financing activities	(843)	₪ 62	₪ (1,136)
Linkage expenses to CPI			(1)
Changes in fair value	(3)
Discount amortization	32	26	₪ 22
Interest expenses	(144)
Balance as at December 31, 2017	618	863
Loan [member]
Disclosure of detailed information about borrowings [line items]
Balance as at January 1, 2017	(340)
Changes from financing cash flows
Cash received	(200)
Cash paid
Net cash from (used in) financing activities	(540)
Linkage expenses to CPI
Changes in fair value
Discount amortization
Interest expenses
Balance as at December 31, 2017	(540)	(340)
Debentures [Member]
Disclosure of detailed information about borrowings [line items]
Balance as at January 1, 2017	(3,729)
Changes from financing cash flows
Cash received
Cash paid	864
Net cash from (used in) financing activities	(2,865)
Linkage expenses to CPI	(3)
Changes in fair value
Discount amortization	(32)
Interest expenses
Balance as at December 31, 2017	(2,900)	(3,729)
Derivates [Member]
Disclosure of detailed information about borrowings [line items]
Balance as at January 1, 2017	(17)
Changes from financing cash flows
Cash received
Cash paid	3
Net cash from (used in) financing activities	(14)
Linkage expenses to CPI
Changes in fair value	(3)
Discount amortization
Interest expenses
Balance as at December 31, 2017	(17)	(17)
Interest payable [Member]
Disclosure of detailed information about borrowings [line items]
Balance as at January 1, 2017	(86)
Changes from financing cash flows
Cash received
Cash paid	175
Net cash from (used in) financing activities	89
Linkage expenses to CPI
Changes in fair value
Discount amortization
Interest expenses	(143)
Balance as at December 31, 2017	(54)	(86)
Put options of non-controlling interests [Member]
Disclosure of detailed information about borrowings [line items]
Balance as at January 1, 2017	(11)
Changes from financing cash flows
Cash received
Cash paid	1
Net cash from (used in) financing activities	(10)
Linkage expenses to CPI
Changes in fair value
Discount amortization
Interest expenses	(1)
Balance as at December 31, 2017	₪ (11)	₪ (11)